Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8. A
CCRUED
E
XPENSES
AND
O
THER
C
URRENT
L
IABILITIES
Accrued expenses and other current liabilities consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrued marketing expense	$28,213	$27,304
Accrued taxes	5,588	9,332
Accrued customer credits	119,070	119,355
Accrued future customer compensation	78,306	73,959
Accrued contingencies	12,686	12,686
Other current liabilities	28,842	38,520

Total accrued expenses and other current liabilities	$272,705	$281,156

Accrued taxes decreased due to a change in our process for collecting and remitting sales tax. Historically, we did not collect sales tax from ticket buyers, and instead accrued the expense in jurisdictions where we expected to remit sales tax payments. Starting in the second half of 2021, we began collecting sales tax directly from ticket buyers for remittance to the relevant jurisdictions. The majority of accrued taxes as of March 31, 2022, represents our exposure to sales taxes for transactions preceding the new tax remittance process, reduced by abatements received. Refer to Note 11, Commitments and Contingencies, for further discussion of the accrued tax expense.
Accrued customer credits represent credits issued and outstanding for event cancellations or other service issues related to recorded sales transactions. The accrued amount is reduced by the amount of credits estimated to go unused, which is recognized in proportion to the pattern of redemption for the customer credits. During the three months ended March 31, 2022, $9.8 million of accrued customer credits were redeemed and we recognized $0.6 million of revenue from breakage. During the three months ended March 31, 2021, $5.2 million of accrued customer credits were redeemed and we recognized $0.7 million of revenue from breakage.
Accrued future customer compensation represents an estimate of the amount of customer compensation due from cancellation charges in the future. These provisions are based on historic experience, revenue volumes for future events, and management’s estimate of the likelihood of future event cancellations and are recognized as a component of Revenues in the Condensed Consolidated Statements of Operations. The expected recoveries of these obligations are included in Prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material. During the three months ended March 31, 2022 and 2021, we recognized a net increase in revenue of $1.1 million and $1.2 million, respectively, from the reversals of previously recorded revenue and changes to accrued future customer compensation related to event cancellations where the performance obligations were satisfied in prior periods.
Other current liabilities decreased $9.7 million primarily due to a $5.9 million decrease in accrued personnel expenses.

9. A
CCRUED
E
XPENSES
AND
O
THER
C
URRENT
L
IABILITIES
Accrued expenses and other current liabilities at December 31, 2021 and 2020 consist of the following (in thousands):

	2021	2020
Accrued marketing expense	$27,304	$1,086
Accrued taxes	9,332	16,913
Accrued customer credits	119,355	125,481
Accrued future customer compensation	73,959	94,061
Accrued contingencies	12,686	—
Other current liabilities	38,520	18,593

Total accrued expenses and other current liabilities	$281,156	$256,134

Accrued customer credits represent credits issued and outstanding for event cancellations or other service issues related to recorded sales transactions. The accrued amount is reduced by the amount of credits estimated to go unused, which is recognized in proportion to the pattern of redemption for the customer credits. During the year ended December 31, 2021, $55.9 million of accrued customer credits were redeemed and we recognized $3.3 million

of revenue from breakage. During the year ended December 31, 2020, $7.4 million of accrued customer credits were redeemed and we recognized $0.8 million of revenue from breakage.
Accrued future customer compensation represents an estimate of the amount of customer compensation due from cancellation charges in the future. These provisions are based on historic experience, revenue volumes for future events, and management’s estimate of the likelihood of future event cancellations and are recognized as a component of Revenues. The expected recoveries of these obligations are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material. During the years ended December 31, 2021,

2020, and 2019, we recognized an increase in revenue of
$5.1 million, a decrease in revenue of $15.3 million, and an increase in revenue of $0.4 million, respectively, from the reversals of previously recorded revenue and changes to accrued future customer compensation related to event cancellations where the performance obligations were satisfied in prior periods.
Accrued contingencies includes the current portion of cash earnouts of $3.9 million that we may be obligated to pay if Betcha meets certain earnings objectives following the acquisition. In addition, it includes the current portion of future milestone payments of $8.8 million upon the achievement of certain integration objectives.
Accrued marketing expense and other current liabilities increased during the year ended December 31, 2021 due primarily to the increased volume of sales transactions occurring on our platform. Accrued taxes decreased as we have h istorically accrued sales tax expense in jurisdictions where we expected to remit sales tax payments but were not yet collecting from ticket buyers. During the second half of 2
021, we began collecting sales tax from customers. The majority of the tax accrual represents the exposure for sales tax prior to the date we began collecting sales tax from customers reduced by abatements received. Refer to Note 15, Commitments and Contingencies, for further discussion of the accrued tax expense.